Long-Term Debt and Other Financing Arrangements - Schedule of Long-Term Debt Currency Wise (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount of Long Term Debt	$ 6,472	$ 6,647
U.S. Dollars [Member]
Carrying Amount of Long Term Debt	6,091	6,012
Euro [Member]
Carrying Amount of Long Term Debt	$ 381	$ 635